Segmental information - Geographical analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Sales	$ 15,176	$ 15,181
United States
Disclosure of geographical areas [line items]
Sales	4,171	4,158
India
Disclosure of geographical areas [line items]
Sales	1,744	1,687
Great Britain
Disclosure of geographical areas [line items]
Sales	1,622	1,571
Rest of World
Disclosure of geographical areas [line items]
Sales	$ 7,639	$ 7,765